PGIM Active Aggregate Bond ETF
Schedule of Investments  (unaudited)
as of May 31, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments 99.7%
Asset-Backed Securities 9.5%
Automobiles 3.3%
AmeriCredit Automobile Receivables Trust,
Series 2023-01, Class C	5.800%	12/18/28	100	$101,205
Series 2025-01, Class A2A, 144A	4.220	03/19/29	161	161,395
Avis Budget Rental Car Funding AESOP LLC,
Series 2022-01A, Class A, 144A	3.830	08/21/28	100	99,459
Series 2023-03A, Class A, 144A	5.440	02/22/28	100	100,603

BOF VII AL Funding Trust I, Series 2023-CAR03, Class A2, 144A	6.291	07/26/32	40	40,557
Enterprise Fleet Financing LLC, Series 2023-02, Class A2, 144A	5.560	04/22/30	10	9,696
Ford Credit Auto Owner Trust,
Series 2023-02, Class A, 144A	5.280	02/15/36	100	101,902
Series 2026-01, Class A, 144A	4.320(cc)	08/15/38	300	296,794

GMF Floorplan Owner Revolving Trust, Series 2024-04A, Class A1, 144A	4.730	11/15/29	100	100,673
OneMain Direct Auto Receivables Trust,
Series 2023-01A, Class A, 144A	5.410	11/14/29	158	158,611
Series 2026-01A, Class A, 144A	4.490	12/14/33	400	396,321
Santander Drive Auto Receivables Trust,
Series 2023-03, Class C	5.770	11/15/30	100	101,186
Series 2023-04, Class C	6.040	12/15/31	100	101,910
Series 2025-02, Class C	5.060	05/15/31	200	201,551
Toyota Auto Loan Extended Note Trust,
Series 2025-01A, Class A, 144A	4.650	05/25/38	100	100,468
Series 2026-01A, Class A, 144A	4.580	04/25/39	200	199,653

Wheels Fleet Lease Funding LLC, Series 2023-01A, Class A, 144A	5.800	04/18/38	17	16,857
				2,288,841
Collateralized Loan Obligations 3.0%
AGL CLO Ltd. (Cayman Islands),
Series 2022-19A, Class A1R, 144A, 3 Month SOFR + 1.300% (Cap N/A, Floor 1.300%)	4.972(c)	07/21/38	500	501,473
Series 2024-33A, Class A1, 144A, 3 Month SOFR + 1.350% (Cap N/A, Floor 1.350%)	5.022(c)	07/21/37	250	250,715

Crown City CLO (Cayman Islands), Series 2020-02A, Class A1AR, 144A, 3 Month SOFR + 1.340% (Cap N/A, Floor 1.340%)	5.015(c)	04/20/35	250	250,051
Garnet CLO Ltd., Series 2025-03A, Class A1, 144A, 3 Month SOFR + 1.270% (Cap N/A, Floor 1.270%)	4.945(c)	10/20/38	850	851,880
Silver Rock CLO Ltd. (Cayman Islands), Series 2020-01A, Class A1RR, 144A, 3 Month SOFR + 1.420% (Cap N/A, Floor 1.420%)	5.095(c)	10/20/37	250	250,735
				2,104,854
Consumer Loans 2.1%
Affirm Asset Securitization Trust, Series 2026-X01, Class A, 144A	4.270	04/15/31	100	100,024
Affirm Master Trust,
Series 2026-01A, Class A, 144A	4.370	02/15/34	200	198,932
Series 2026-02A, Class A, 144A	4.670	04/16/35	200	199,750
GreenSky Home Improvement Issuer Trust,
Series 2025-01A, Class A2, 144A	5.120	03/25/60	44	44,410
Series 2026-REV01, Class A, 144A	4.930	05/15/41	100	100,227
OneMain Financial Issuance Trust,
Series 2020-02A, Class A, 144A	1.750	09/14/35	97	95,809
Series 2023-02A, Class A1, 144A	5.840	09/15/36	100	101,329

Reach ABS Trust, Series 2026-02A, Class A, 144A	4.340	02/15/35	200	200,000

PGIM Active Aggregate Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Consumer Loans (cont’d.)
SoFi Consumer Loan Program Trust,
Series 2026-01, Class A, 144A	4.060%	12/26/35	153	$153,268
Series 2026-02, Class A, 144A	4.270	03/25/36	300	299,947
				1,493,696
Equipment 1.1%
Capteris Equipment Finance LLC, Series 2026-01A, Class A2, 144A	4.440	09/20/33	300	299,282
DLLMT LLC, Series 2026-01A, Class A3, 144A	4.200	12/20/29	200	199,068
Kubota Credit Owner Trust, Series 2025-01A, Class A3, 144A	4.670	06/15/29	200	200,998
PEAC Solutions Receivables LLC, Series 2026-01A, Class A2, 144A	4.270	10/20/28	100	99,916
				799,264

Total Asset-Backed Securities (cost $6,680,888)				6,686,655
Commercial Mortgage-Backed Securities 3.6%
BANK5, Series 2025-05YR14, Class A3	5.646	04/15/58	310	318,597
Barclays Commercial Mortgage Securities Trust, Series 2021-C12, Class A4	2.421	11/15/54	250	223,328
Benchmark Mortgage Trust,
Series 2020-B17, Class A4	2.042	03/15/53	500	455,022
Series 2025-V15, Class A3	5.805	06/15/58	320	331,338

CD Mortgage Trust, Series 2019-CD08, Class A3	2.657	08/15/57	477	451,924
Morgan Stanley Capital I Trust, Series 2016-UB12, Class A3	3.337	12/15/49	82	81,105
Wells Fargo Commercial Mortgage Trust,
Series 2019-C52, Class A4	2.643	08/15/52	366	346,209
Series 2021-C59, Class A3	1.958	04/15/54	350	322,237

Total Commercial Mortgage-Backed Securities (cost $2,624,311)				2,529,760
Corporate Bonds 24.8%
Aerospace & Defense 0.4%
Boeing Co. (The),
Sr. Unsec’d. Notes	2.950	02/01/30	50	47,114
Sr. Unsec’d. Notes	3.600	05/01/34	125	112,821
Sr. Unsec’d. Notes	3.625	03/01/48	35	24,983
Sr. Unsec’d. Notes	3.900	05/01/49	25	18,594
Sr. Unsec’d. Notes	5.705	05/01/40	30	30,575
Sr. Unsec’d. Notes	5.930	05/01/60	70	69,293
				303,380
Agriculture 0.5%
BAT Capital Corp. (United Kingdom),
Gtd. Notes	3.557	08/15/27	183	181,369
Gtd. Notes	4.390	08/15/37	65	59,340

PGIM Active Aggregate Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Agriculture (cont’d.)

Philip Morris International, Inc., Sr. Unsec’d. Notes	4.000%	10/29/30	105	$102,719
				343,428
Auto Manufacturers 0.0%
General Motors Co., Sr. Unsec’d. Notes	5.200	04/01/45	25	22,175
Banks 6.0%
Banco Santander SA (Spain), Sr. Non-Preferred Notes	3.800	02/23/28	200	197,674
Bank of America Corp.,
Sr. Unsec’d. Notes	2.687(ff)	04/22/32	260	236,001
Sr. Unsec’d. Notes, MTN	2.496(ff)	02/13/31	375	346,987

Barclays PLC (United Kingdom), Sr. Unsec’d. Notes	2.279(ff)	11/24/27	200	197,961
Citigroup, Inc.,
Sr. Unsec’d. Notes	2.666(ff)	01/29/31	210	195,426
Sr. Unsec’d. Notes	3.057(ff)	01/25/33	145	131,489

Fifth Third Financial Corp., Sr. Unsec’d. Notes	5.982(ff)	01/30/30	295	303,646
First Horizon Corp., Sr. Unsec’d. Notes	5.514(ff)	03/07/31	25	25,344
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes	1.992(ff)	01/27/32	165	145,177
Sr. Unsec’d. Notes	2.615(ff)	04/22/32	85	76,547
Sr. Unsec’d. Notes	4.369(ff)	10/21/31	100	98,006
Sr. Unsec’d. Notes	5.016(ff)	10/23/35	65	64,051
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes	1.953(ff)	02/04/32	195	171,910
Sr. Unsec’d. Notes	2.522(ff)	04/22/31	300	276,956
Sr. Unsec’d. Notes	2.580(ff)	04/22/32	167	150,858
Sr. Unsec’d. Notes	2.739(ff)	10/15/30	150	141,220
Sr. Unsec’d. Notes	4.810(ff)	10/22/36	35	33,983
Sub. Notes	5.576(ff)	07/23/36	10	10,145

KeyCorp, Sr. Unsec’d. Notes	6.401(ff)	03/06/35	155	164,892
Morgan Stanley,
Sr. Unsec’d. Notes	5.073(ff)	01/30/37	70	68,616
Sr. Unsec’d. Notes, GMTN	2.239(ff)	07/21/32	170	149,439
Sr. Unsec’d. Notes, GMTN	2.699(ff)	01/22/31	180	167,579
Sr. Unsec’d. Notes, MTN	1.794(ff)	02/13/32	185	161,061
Sr. Unsec’d. Notes, MTN	5.831(ff)	04/19/35	175	182,369
Truist Financial Corp.,
Sr. Unsec’d. Notes, MTN	5.435(ff)	01/24/30	40	40,802
Sr. Unsec’d. Notes, MTN	5.867(ff)	06/08/34	50	52,034
Wells Fargo & Co.,
Sr. Unsec’d. Notes, MTN	2.572(ff)	02/11/31	282	261,356
Sr. Unsec’d. Notes, MTN	3.350(ff)	03/02/33	150	138,076
Sr. Unsec’d. Notes, MTN	5.707(ff)	04/22/28	70	70,785
				4,260,390
Beverages 0.1%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	4.700	02/01/36	95	92,224

PGIM Active Aggregate Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Biotechnology 0.2%
Amgen, Inc., Sr. Unsec’d. Notes	5.250%	03/02/33	100	$102,115
Chemicals 0.4%
DuPont de Nemours, Inc., Sr. Unsec’d. Notes	5.319	11/15/38	8	7,892
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes	4.900	03/27/28	145	146,220
Sr. Unsec’d. Notes	4.900	06/01/43	81	72,581
Sr. Unsec’d. Notes	5.200	06/21/27	55	55,537
				282,230
Commercial Services 0.8%
California Institute of Technology, Sr. Unsec’d. Notes	3.650	09/01/2119	20	12,546
ERAC USA Finance LLC, Gtd. Notes, 144A	3.300	12/01/26	65	64,692
Global Payments, Inc.,
Sr. Unsec’d. Notes	4.500	11/15/28	165	163,646
Sr. Unsec’d. Notes	4.875	11/15/30	100	98,433

Johns Hopkins University, Unsec’d. Notes, Series A	4.705	07/01/32	20	20,179
Massachusetts Institute of Technology,
Sr. Unsec’d. Notes, Series F	2.989	07/01/50	10	6,680
Unsec’d. Notes	4.678	07/01/2114	30	24,745
President & Fellows of Harvard College,
Unsec’d. Notes	2.517	10/15/50	35	21,237
Unsec’d. Notes	3.150	07/15/46	35	25,424

Quanta Services, Inc., Sr. Unsec’d. Notes	4.750	08/09/27	20	20,079
RELX Capital, Inc. (United Kingdom), Gtd. Notes	5.250	03/27/35	15	15,171
Trustees of the University of Pennsylvania (The), Sr. Unsec’d. Notes	3.610	02/15/2119	25	15,500
University of Southern California,
Sr. Unsec’d. Notes	4.976	10/01/53	17	15,568
Unsec’d. Notes, Series 2017	3.841	10/01/47	10	7,911

Washington University (The), Sr. Unsec’d. Notes, Series 2022	3.524	04/15/54	80	57,645
Yale University, Unsec’d. Notes, Series 2020	2.402	04/15/50	20	11,900
				581,356
Diversified Financial Services 0.3%
Jefferies Financial Group, Inc.,
Sr. Unsec’d. Notes	2.750	10/15/32	60	51,322
Sr. Unsec’d. Notes	5.875	07/21/28	75	76,746

Synchrony Financial, Sr. Unsec’d. Notes	4.947(ff)	02/25/32	65	63,435
				191,503
Electric 3.0%
AEP Texas, Inc., Sr. Unsec’d. Notes	5.700	05/15/34	25	25,818
Ameren Illinois Co., First Mortgage	4.950	06/01/33	120	120,427

PGIM Active Aggregate Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Electric (cont’d.)
Arizona Public Service Co.,
Sr. Unsec’d. Notes	3.500%	12/01/49	45	$31,563
Sr. Unsec’d. Notes	6.350	12/15/32	85	90,768

Comision Federal de Electricidad (Mexico), Gtd. Notes, 144A	4.688	05/15/29	300	294,690
Constellation Energy Generation LLC, Sr. Unsec’d. Notes	3.900	01/08/28	55	54,550
Dominion Energy South Carolina, Inc., First Mortgage	4.600	06/15/43	82	72,891
DTE Electric Co., General Ref. Mortgage	4.250	05/14/27	5	5,011
Duke Energy Carolinas LLC, Sr. Unsec’d. Notes	6.100	06/01/37	36	38,339
Duke Energy Florida LLC, First Mortgage	5.875	11/15/33	95	100,583
Duke Energy Indiana LLC, First Mortgage, Series YYY	3.250	10/01/49	90	61,302
Florida Power & Light Co.,
First Mortgage	4.050	06/01/42	95	79,888
First Mortgage	5.600	02/15/66	10	9,616

MidAmerican Energy Co., First Mortgage	4.250	07/15/49	54	43,749
Mississippi Power Co., Sr. Unsec’d. Notes, Series 12-A	4.250	03/15/42	73	61,440
Ohio Edison Co., Sr. Unsec’d. Notes	6.875	07/15/36	145	162,996
Ohio Power Co., Sr. Unsec’d. Notes	4.150	04/01/48	45	35,068
Pacific Gas & Electric Co.,
First Mortgage	4.000	12/01/46	110	81,836
First Mortgage	4.500	07/01/40	90	77,670
First Mortgage	4.750	02/15/44	50	42,272

PECO Energy Co., First Mortgage	2.800	06/15/50	97	59,915
PPL Electric Utilities Corp.,
First Mortgage	3.000	10/01/49	58	37,933
First Mortgage	5.250	05/15/53	15	13,986
Public Service Co. of Colorado,
First Mortgage	5.050	06/15/36	45	44,521
First Mortgage	5.350	05/15/34	200	203,417

Puget Energy, Inc., Sr. Sec’d. Notes	4.100	06/15/30	75	72,743
San Diego Gas & Electric Co., First Mortgage	4.150	05/15/48	85	67,092
Sempra, Sr. Unsec’d. Notes	4.000	02/01/48	15	11,379
Southern California Edison Co., First Ref. Mortgage	4.000	04/01/47	105	78,234
Virginia Electric & Power Co., Sr. Unsec’d. Notes	5.050	08/15/34	5	5,014
				2,084,711
Engineering & Construction 0.3%
Mexico City Airport Trust (Mexico), Sr. Sec’d. Notes, 144A	4.250	10/31/26	200	199,700

PGIM Active Aggregate Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Foods 0.5%
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings,
Sr. Unsec’d. Notes	3.000%	02/02/29	155	$148,635
Sr. Unsec’d. Notes, 144A	5.625	03/10/37	65	64,764

Mars, Inc., Gtd. Notes, 144A	3.600	04/01/34	185	168,524
				381,923
Gas 0.3%
CenterPoint Energy Resources Corp.,
Sr. Unsec’d. Notes	1.750	10/01/30	125	111,115
Sr. Unsec’d. Notes	5.250	03/01/28	65	66,020

Southern California Gas Co., First Mortgage	3.750	09/15/42	30	23,831
				200,966
Healthcare-Services 1.3%
Ascension Health, Sr. Unsec’d. Notes, Series B	2.532	11/15/29	35	32,807
Cigna Group (The),
Sr. Unsec’d. Notes	2.375	03/15/31	118	106,335
Sr. Unsec’d. Notes	2.400	03/15/30	15	13,862

CommonSpirit Health, Sr. Sec’d. Notes	5.205	12/01/31	35	35,488
Elevance Health, Inc., Sr. Unsec’d. Notes	4.625	05/15/42	70	62,115
Kaiser Foundation Hospitals,
Unsec’d. Notes, Series 2021	2.810	06/01/41	70	51,370
Unsec’d. Notes, Series 2021	3.002	06/01/51	10	6,463

Memorial Sloan-Kettering Cancer Center, Unsec’d. Notes, Series 2020	2.955	01/01/50	15	9,757
Methodist Hospital (The), Unsec’d. Notes, Series 20A	2.705	12/01/50	10	6,096
New York & Presbyterian Hospital (The), Unsec’d. Notes	4.024	08/01/45	20	16,324
Northwestern Memorial Healthcare Obligated Group, Unsec’d. Notes, Series 2021	2.633	07/15/51	20	12,144
OhioHealth Corp., Sec’d. Notes	2.297	11/15/31	30	26,670
Orlando Health Obligated Group, Sr. Unsec’d. Notes	5.475	10/01/35	75	77,037
Piedmont Healthcare, Inc., Sec’d. Notes, Series 2042	2.719	01/01/42	15	10,580
Sentara Health, Sr. Unsec’d. Notes, Series 2021	2.927	11/01/51	65	41,192
Stanford Health Care, Unsec’d. Notes	3.027	08/15/51	35	22,698
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes	2.300	05/15/31	45	40,422
Sr. Unsec’d. Notes	3.950	10/15/42	145	118,854
Sr. Unsec’d. Notes	4.500	04/15/33	130	127,087
Sr. Unsec’d. Notes	4.800	01/15/30	40	40,410

UPMC, Sec’d. Notes	5.035	05/15/33	25	25,148
				882,859

PGIM Active Aggregate Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Insurance 0.7%
Arthur J Gallagher & Co., Sr. Unsec’d. Notes	4.850%	12/15/29	10	$10,086
Everest Reinsurance Holdings, Inc., Sr. Unsec’d. Notes	4.868	06/01/44	90	77,768
Fairfax Financial Holdings Ltd. (Canada), Sr. Unsec’d. Notes	6.000	12/07/33	225	235,554
Liberty Mutual Group, Inc., Gtd. Notes, 144A	3.951	10/15/50	108	79,810
Lincoln National Corp., Sr. Unsec’d. Notes	3.050	01/15/30	7	6,570
W.R. Berkley Corp., Sr. Unsec’d. Notes	4.000	05/12/50	68	52,028
				461,816
Internet 0.8%
Airbnb, Inc., Sr. Unsec’d. Notes	5.250	03/16/36	15	15,011
Alphabet, Inc., Sr. Unsec’d. Notes	5.750	02/15/66	70	69,443
Amazon.com, Inc.,
Sr. Unsec’d. Notes	4.550	03/13/33	35	34,632
Sr. Unsec’d. Notes	4.875	03/13/36	23	22,714

Beignet Investor LLC, Sr. Sec’d. Notes, 144A	6.581	05/30/49	155	159,434
Meta Platforms, Inc.,
Sr. Unsec’d. Notes	4.600	11/15/32	50	49,351
Sr. Unsec’d. Notes	5.250	05/15/36	177	176,831
Sr. Unsec’d. Notes	6.200	05/15/46	30	30,307
Sr. Unsec’d. Notes	6.450	05/15/66	20	20,124
				577,847
Leisure Time 0.1%
Royal Caribbean Cruises Ltd., Sr. Unsec’d. Notes, 144A	6.250	03/15/32	60	61,217
Lodging 0.2%
Hyatt Hotels Corp., Sr. Unsec’d. Notes	5.750	04/23/30	125	128,493
Machinery-Diversified 0.1%
Flowserve Corp., Sr. Unsec’d. Notes	2.800	01/15/32	5	4,437
IDEX Corp., Sr. Unsec’d. Notes	4.950	09/01/29	70	70,568
				75,005
Media 0.5%
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes	6.650	02/01/34	250	257,996
Cox Communications, Inc., Gtd. Notes, 144A	5.450	09/01/34	75	71,514
				329,510

PGIM Active Aggregate Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Mining 0.3%
Freeport-McMoRan, Inc., Gtd. Notes	4.125%	03/01/28	175	$173,787
Miscellaneous Manufacturing 0.2%
Textron, Inc.,
Sr. Unsec’d. Notes	3.375	03/01/28	114	111,818
Sr. Unsec’d. Notes	4.950	03/15/36	35	34,082
				145,900
Oil & Gas 0.8%
Canadian Natural Resources Ltd. (Canada),
Sr. Unsec’d. Notes	3.850	06/01/27	75	74,709
Sr. Unsec’d. Notes	5.000	12/15/29	50	50,658
Sr. Unsec’d. Notes	6.450	06/30/33	80	86,559
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes	3.750	02/15/52	15	10,766
Sr. Unsec’d. Notes	5.400	06/15/47	94	86,414

Devon Energy Corp., Sr. Unsec’d. Notes	5.600	07/15/41	31	30,644
Diamondback Energy, Inc.,
Gtd. Notes	5.400	04/18/34	98	100,212
Gtd. Notes	5.550	04/01/35	95	97,932
Gtd. Notes	6.250	03/15/33	10	10,733

Ecopetrol SA (Colombia), Sr. Unsec’d. Notes	8.625	01/19/29	35	36,797
				585,424
Packaging & Containers 0.1%
AptarGroup, Inc., Sr. Unsec’d. Notes	4.750	03/30/31	50	49,598
Pharmaceuticals 0.9%
AbbVie, Inc., Sr. Unsec’d. Notes	4.625	10/01/42	80	72,257
Cencora, Inc., Sr. Unsec’d. Notes	4.900	02/13/36	70	68,281
CVS Health Corp.,
Sr. Unsec’d. Notes	1.750	08/21/30	10	8,854
Sr. Unsec’d. Notes	5.125	07/20/45	52	46,695
Sr. Unsec’d. Notes	5.450	09/15/35	35	35,419

Eli Lilly & Co., Sr. Unsec’d. Notes	4.600	08/14/34	72	71,143
Merck & Co., Inc., Sr. Unsec’d. Notes	2.750	12/10/51	75	45,860
Utah Acquisition Sub, Inc., Gtd. Notes	3.950	06/15/26	31	30,984
Viatris, Inc., Gtd. Notes	3.850	06/22/40	128	99,904
Zoetis, Inc., Sr. Unsec’d. Notes	4.150	08/17/28	175	174,002
				653,399
Pipelines 1.5%
Energy Transfer LP, Sr. Unsec’d. Notes	6.250	04/15/49	119	119,064

PGIM Active Aggregate Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pipelines (cont’d.)
Enterprise Products Operating LLC, Gtd. Notes	4.850%	03/15/44	20	$18,279
Kinder Morgan, Inc., Gtd. Notes	3.250	08/01/50	22	14,605
MPLX LP,
Sr. Unsec’d. Notes	4.500	04/15/38	63	57,255
Sr. Unsec’d. Notes	5.000	01/15/33	65	64,709
Sr. Unsec’d. Notes	5.500	02/15/49	67	61,596

ONEOK Partners LP, Gtd. Notes	6.125	02/01/41	85	86,883
Targa Resources Corp.,
Gtd. Notes	4.200	02/01/33	230	218,817
Gtd. Notes	6.125	03/15/33	65	68,784
Transcontinental Gas Pipe Line Co. LLC,
Sr. Unsec’d. Notes	3.250	05/15/30	111	105,388
Sr. Unsec’d. Notes	3.950	05/15/50	56	42,697
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes	3.500	11/15/30	195	185,451
Sr. Unsec’d. Notes	4.800	11/15/29	35	35,262
				1,078,790
Real Estate 0.3%
Ontario Teachers’ Cadillac Fairview Properties Trust (Canada), Sr. Unsec’d. Notes, 144A	2.500	10/15/31	210	185,553
Real Estate Investment Trusts (REITs) 2.5%
Alexandria Real Estate Equities, Inc., Gtd. Notes	1.875	02/01/33	390	317,401
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes	2.250	04/01/28	135	129,632
Sr. Unsec’d. Notes	2.500	08/16/31	100	89,216
Sr. Unsec’d. Notes	5.750	02/15/35	5	5,172

Broadstone Net Lease LLC, Gtd. Notes	5.000	11/01/32	155	152,749
COPT Defense Properties LP, Gtd. Notes	4.500	10/15/30	45	44,233
CubeSmart LP, Gtd. Notes	2.250	12/15/28	10	9,453
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes	3.250	01/15/32	5	4,486
Gtd. Notes	5.750	06/01/28	105	106,479
Host Hotels & Resorts LP,
Sr. Unsec’d. Notes, Series I	3.500	09/15/30	150	141,419
Sr. Unsec’d. Notes, Series J	2.900	12/15/31	5	4,465
Kimco Realty OP LLC,
Gtd. Notes	1.900	03/01/28	155	148,807
Gtd. Notes	3.200	04/01/32	120	110,769
Realty Income Corp.,
Sr. Unsec’d. Notes	2.200	06/15/28	145	139,021
Sr. Unsec’d. Notes	2.700	02/15/32	78	69,606
Sr. Unsec’d. Notes	3.100	12/15/29	29	27,591
Sr. Unsec’d. Notes	3.250	01/15/31	25	23,522

Sun Communities Operating LP, Gtd. Notes	2.700	07/15/31	190	171,124

PGIM Active Aggregate Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)
VICI Properties LP,
Sr. Unsec’d. Notes	4.750%	04/01/28	15	$15,003
Sr. Unsec’d. Notes	4.950	02/15/30	35	35,004
				1,745,152
Retail 0.1%
AutoNation, Inc., Gtd. Notes	3.800	11/15/27	70	69,250
Ferguson Enterprises, Inc., Gtd. Notes	5.000	10/03/34	20	19,846
				89,096
Semiconductors 0.2%
Broadcom, Inc., Sr. Unsec’d. Notes	3.419	04/15/33	165	150,773
Intel Corp., Sr. Unsec’d. Notes	5.050	08/05/62	20	16,765
				167,538
Software 0.9%
Fidelity National Information Services, Inc.,
Sr. Unsec’d. Notes	4.450	03/10/28	180	179,508
Sr. Unsec’d. Notes	4.550	03/10/29	165	164,113
Oracle Corp.,
Sr. Unsec’d. Notes	3.600	04/01/40	15	11,099
Sr. Unsec’d. Notes	3.600	04/01/50	40	24,891
Sr. Unsec’d. Notes	5.700	02/04/36	110	108,082
Sr. Unsec’d. Notes	6.900	11/09/52	20	19,671

Salesforce, Inc., Sr. Unsec’d. Notes	6.550	03/15/56	70	71,415
ServiceNow, Inc.,
Sr. Unsec’d. Notes	5.050	05/15/33	15	15,066
Sr. Unsec’d. Notes	5.400	05/15/36	20	20,153

Workday, Inc., Sr. Unsec’d. Notes	3.700	04/01/29	25	24,372
				638,370
Telecommunications 0.4%
AT&T, Inc.,
Sr. Unsec’d. Notes	3.650	09/15/59	25	16,312
Sr. Unsec’d. Notes	6.000	04/30/56	125	122,708

HUT 8 DC LLC, Sr. Sec’d. Notes, 144A	6.192	11/15/42	40	40,425
T-Mobile USA, Inc., Gtd. Notes	3.000	02/15/41	65	48,330
Verizon Communications, Inc.,
Sr. Unsec’d. Notes	4.812	03/15/39	20	18,746
Sr. Unsec’d. Notes	5.401	07/02/37	51	51,177
				297,698

PGIM Active Aggregate Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Transportation 0.1%
Fedex Freight Holding Co., Inc.,
Gtd. Notes, 144A	4.300%	03/15/29	35	$34,558
Gtd. Notes, 144A	4.650	03/15/31	60	59,051
				93,609

Total Corporate Bonds (cost $18,073,179)				17,466,762
Municipal Bonds 0.3%
California 0.1%
Regents of the University of California Medical Center Pooled Revenue, Taxable, Revenue Bonds, Series Q	4.563	05/15/53	10	8,327
University of California, Taxable, Revenue Bonds, Series AQ	4.767	05/15/2115	75	60,631
				68,958
Michigan 0.1%
Michigan State University, Taxable, Revenue Bonds, Series A	4.165	08/15/2122	25	17,581
University of Michigan, Taxable, Revenue Bonds, Sustainability Bond, Series B	3.504	04/01/52	35	25,529
				43,110
New Jersey 0.0%
New Jersey Turnpike Authority, Taxable, Revenue Bonds, BABs, Series F	7.414	01/01/40	10	11,683
New York 0.0%
Port Authority of New York & New Jersey, Consolidated, Taxable, Revenue Bonds, Series 174	4.458	10/01/62	10	8,205
Ohio 0.0%
Ohio State University (The), Taxable, Revenue Bonds, Series A	4.800	06/01/2111	10	8,136
Pennsylvania 0.0%
Pennsylvania Turnpike Commission, Revenue Bonds, BABs, Series B	5.511	12/01/45	10	9,929
Texas 0.1%
Dallas Fort Worth International Airport, Taxable, Revenue Bonds, Series A	4.087	11/01/51	20	16,172
Virginia 0.0%
University of Virginia, Taxable, Revenue Bonds, Series B	2.584	11/01/51	25	14,940

Total Municipal Bonds (cost $223,171)				181,133
Residential Mortgage-Backed Securities 0.1%
Fannie Mae REMIC, Series 2026-08, Class BS, IO30 Day Average SOFR x (1) + 4.300% (Cap 4.300%, Floor 0.000%)	0.688(c)	02/25/56	1,104	19,347
FHLMC Structured Agency Credit Risk REMIC Trust, Series 2022-DNA03, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 0.000%)	6.512(c)	04/25/42	30	30,481

PGIM Active Aggregate Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Residential Mortgage-Backed Securities (Continued)
MFA Trust, Series 2021-RPL01, Class A1, 144A	1.131%(cc)	07/25/60	36	$32,687

Total Residential Mortgage-Backed Securities (cost $87,025)				82,515
Sovereign Bonds 0.9%
Israel Government International Bond (Israel), Sr. Unsec’d. Notes, Series 05Y	5.375	02/19/30	200	203,176
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes, MTN	6.050	01/11/40	50	48,850
Romanian Government International Bond (Romania), Sr. Unsec’d. Notes, 144A	5.750	09/16/30	180	181,760
Serbia International Bond (Serbia), Sr. Unsec’d. Notes, 144A	5.500	05/06/36	200	195,438

Total Sovereign Bonds (cost $634,074)				629,224
U.S. Government Agency Obligations 30.1%
Federal Home Loan Mortgage Corp.	1.500	04/01/51	356	272,441
Federal Home Loan Mortgage Corp.	2.000	02/01/51	734	593,182
Federal Home Loan Mortgage Corp.	2.000	05/01/51	311	250,718
Federal Home Loan Mortgage Corp.	2.000	07/01/51	398	320,584
Federal Home Loan Mortgage Corp.	2.000	08/01/51	366	294,183
Federal Home Loan Mortgage Corp.	2.500	04/01/51	487	410,895
Federal Home Loan Mortgage Corp.	2.500	04/01/52	1,100	933,006
Federal Home Loan Mortgage Corp.	3.000	08/01/52	365	322,576
Federal Home Loan Mortgage Corp.	3.500	01/01/52	176	160,604
Federal Home Loan Mortgage Corp.	4.000	11/01/39	110	106,540
Federal Home Loan Mortgage Corp.	4.000	12/01/40	79	77,248
Federal Home Loan Mortgage Corp.	4.000	05/01/52	101	94,590
Federal Home Loan Mortgage Corp.	4.000	12/01/52	796	752,825
Federal Home Loan Mortgage Corp.	4.000	04/01/53	493	462,118
Federal Home Loan Mortgage Corp.	4.500	09/01/52	758	730,533
Federal Home Loan Mortgage Corp.	4.500	06/01/53	271	261,102
Federal Home Loan Mortgage Corp.	5.000	09/01/52	924	915,092
Federal Home Loan Mortgage Corp.	5.000	01/01/53	511	505,515
Federal Home Loan Mortgage Corp.	5.000	02/01/53	521	516,141
Federal National Mortgage Assoc.	1.500	12/01/50	287	219,668
Federal National Mortgage Assoc.	2.000	04/01/42	510	439,733
Federal National Mortgage Assoc.	2.000	05/01/51	590	476,670
Federal National Mortgage Assoc.	2.500	02/01/52	1,396	1,175,450
Federal National Mortgage Assoc.	2.500	05/01/52	361	308,296
Federal National Mortgage Assoc.	3.000	11/01/46	170	154,835
Federal National Mortgage Assoc.	3.000	01/01/47	253	230,614
Federal National Mortgage Assoc.	3.000	03/01/52	334	297,069
Federal National Mortgage Assoc.	3.000	05/01/52	310	276,488
Federal National Mortgage Assoc.	3.500	02/01/52	372	340,680
Federal National Mortgage Assoc.	3.500	04/01/52	453	412,358
Federal National Mortgage Assoc.	4.000	02/01/41	89	86,462
Federal National Mortgage Assoc.	4.000	02/01/45	85	82,725
Federal National Mortgage Assoc.	4.500	02/01/49	21	20,156
Federal National Mortgage Assoc.	4.500	05/01/52	229	220,529
Federal National Mortgage Assoc.	4.500	06/01/52	174	167,338
Federal National Mortgage Assoc.	4.500	07/01/53	489	469,670
Federal National Mortgage Assoc.	5.000	07/01/52	365	361,604
Federal National Mortgage Assoc.	5.000	03/01/53	746	738,171
Federal National Mortgage Assoc.	5.500	02/01/54	2,045	2,056,588
Federal National Mortgage Assoc.	6.000	09/01/53	256	261,386
Government National Mortgage Assoc.	2.000	03/20/51	316	259,636
Government National Mortgage Assoc.	3.000	09/20/51	410	364,937

PGIM Active Aggregate Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Government National Mortgage Assoc.	3.500%	08/20/48	277	$254,484
Government National Mortgage Assoc.	3.500	09/20/51	291	265,919
Government National Mortgage Assoc.	3.500	04/20/52	358	325,401
Government National Mortgage Assoc.	4.000	03/20/52	198	185,823
Government National Mortgage Assoc.	4.000	08/20/52	423	397,066
Government National Mortgage Assoc.	4.000	10/20/52	750	705,878
Government National Mortgage Assoc.	4.500	05/20/52	728	707,121
Government National Mortgage Assoc.	5.000	07/20/54	313	309,154
Government National Mortgage Assoc.	5.000	12/20/54	447	442,014
Government National Mortgage Assoc.	7.000	03/20/55	187	193,995
Tennessee Valley Authority, Sr. Unsec’d. Notes	5.250	02/01/55	80	78,144

Total U.S. Government Agency Obligations (cost $21,854,892)				21,265,955
U.S. Treasury Obligations 26.8%
U.S. Treasury Bonds	1.625	11/15/50	1,310	677,516
U.S. Treasury Bonds	1.875	02/15/51	940	517,000
U.S. Treasury Bonds	1.875	11/15/51	1,125	612,070
U.S. Treasury Bonds	2.000	11/15/41	245	168,744
U.S. Treasury Bonds	3.000	02/15/49	1,840	1,331,700
U.S. Treasury Bonds	3.250	05/15/42	1,105	905,755
U.S. Treasury Bonds	4.000	11/15/52	135	114,623
U.S. Treasury Bonds	4.625	11/15/45	185	176,820
U.S. Treasury Bonds	4.750	11/15/53	1,027	986,722
U.S. Treasury Notes	1.250	08/15/31	1,360	1,175,763
U.S. Treasury Notes	2.750	08/15/32	2,975	2,734,676
U.S. Treasury Notes	3.125	08/31/29	260	252,545
U.S. Treasury Notes	3.375	11/30/27	1,045	1,036,060
U.S. Treasury Notes	3.375	12/31/27	240	237,759
U.S. Treasury Notes	3.375	02/29/28	850	841,301
U.S. Treasury Notes	3.500	01/31/28	2,060	2,043,745
U.S. Treasury Notes	3.500	01/15/29	504	497,228
U.S. Treasury Notes	3.875	03/31/28	620	618,668
U.S. Treasury Notes	3.875	07/31/30	185	183,323
U.S. Treasury Notes	3.875	03/31/31	15	14,831
U.S. Treasury Notes	3.875	09/30/32	505	494,782
U.S. Treasury Notes	3.875	12/31/32	875	855,791
U.S. Treasury Notes	4.000	11/15/35	160	154,775
U.S. Treasury Notes	4.500	12/31/31	897	910,361
U.S. Treasury Strips Coupon(k)	2.264(s)	02/15/42	340	154,189
U.S. Treasury Strips Coupon	2.526(s)	02/15/46	270	96,994
U.S. Treasury Strips Coupon(k)	4.499(s)	08/15/44	1,890	738,237
U.S. Treasury Strips Coupon	5.201(s)	02/15/45	1,080	409,887

Total U.S. Treasury Obligations (cost $19,437,977)				18,941,865

	Shares
Affiliated Exchange-Traded Funds 3.6%
Fixed Income
PGIM AAA CLO ETF	25,000	1,282,751
PGIM Corporate Bond 0-5 Year ETF	25,000	1,249,630

Total Affiliated Exchange-Traded Funds (cost $2,536,114)(wa)		2,532,381

Total Long-Term Investments (cost $72,151,631)		70,316,250

PGIM Active Aggregate Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2026
Description	Shares	Value

Short-Term Investments 0.1%
Affiliated Mutual Fund 0.1%
PGIM Core Government Money Market Fund (7-day effective yield 3.757%) (cost $79,967)(wa)	79,967	$79,967
Options Purchased*~ 0.0%
(cost $1,828)		4,363

Total Short-Term Investments (cost $81,795)		84,330

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 99.8% (cost $72,233,426)		70,400,580
Options Written*~ (0.0)%
(premiums received $1,845)		(5,009)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 99.8% (cost $72,231,581)		70,395,571
Other assets in excess of liabilities(z) 0.2%		176,074

Net Assets 100.0%		$70,571,645

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A—Annual payment frequency for swaps
ABS—Asset-Backed Security
BABs—Build America Bonds
BARC—Barclays Bank PLC
BNP—BNP Paribas S.A.
CDX—Credit Derivative Index
CITI—Citibank, N.A.
CLO—Collateralized Loan Obligation
ETF—Exchange-Traded Fund
FHLMC—Federal Home Loan Mortgage Corporation
GMTN—Global Medium Term Note
IO—Interest Only (Principal amount represents notional)
JPM—JPMorgan Chase Bank N.A.
LP—Limited Partnership
MTN—Medium Term Note
N/A—Not Applicable
OTC—Over-the-counter
Q—Quarterly payment frequency for swaps
REITs—Real Estate Investment Trust
REMIC—Real Estate Mortgage Investment Conduit
SOFR—Secured Overnight Financing Rate
T—Swap payment upon termination
TBA—To Be Announced
UMBS—Uniform Mortgage-Backed Securities

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at May 31, 2026.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of May 31, 2026. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wa)	Represents investments in Funds affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

PGIM Active Aggregate Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2026
Forward Commitment Contract:
U.S. Government Agency Obligation	Interest Rate	Maturity Date	Settlement Date	Principal Amount (000)#		Value
Federal National Mortgage Assoc.	5.000%	TBA	06/11/26	$(1,000)	$(983,741)
Federal National Mortgage Assoc.	5.500%	TBA	06/11/26	(2,000)	(2,008,827)
TOTAL FORWARD COMMITMENT CONTRACTS (proceeds receivable $2,980,469)					$(2,992,568)
Options Purchased:
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
5-Year Interest Rate Swap, 08/13/31	Call	CITI	08/11/26	3.29%	3.29%(A)	1 Day SOFR(A)/ 3.630%	35	$18
1-Year Interest Rate Swap, 03/23/28	Put	JPM	03/19/27	3.82%	1 Day SOFR(T)/ 3.630%	3.82%(T)	215	810
1-Year Interest Rate Swap, 03/23/28	Put	JPM	03/19/27	11.07%	1 Day SOFR(T)/ 3.630%	11.07%(T)	215	1
2-Year Interest Rate Swap, 07/27/28	Put	CITI	07/23/26	3.74%	1 Day SOFR(A)/ 3.630%	3.74%(A)	130	540
2-Year Interest Rate Swap, 07/27/28	Put	CITI	07/23/26	8.00%	1 Day SOFR(A)/ 3.630%	8.00%(A)	130	—
2-Year Interest Rate Swap, 11/06/28	Put	BNP	11/04/26	3.21%	1 Day SOFR(A)/ 3.630%	3.21%(A)	190	2,631
2-Year Interest Rate Swap, 11/06/28	Put	BNP	11/04/26	8.19%	1 Day SOFR(A)/ 3.630%	8.19%(A)	190	1
5-Year Interest Rate Swap, 08/13/31	Put	CITI	08/11/26	3.89%	1 Day SOFR(A)/ 3.630%	3.89%(A)	35	226
CDX.NA.IG.46.V1, 06/20/31	Put	JPM	08/19/26	0.60%	CDX.NA.IG.46.V1(Q)	1.00%(Q)	150	136
Total Options Purchased (cost $1,828)								$4,363
Options Written:
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
5-Year Interest Rate Swap, 08/13/31	Call	CITI	08/11/26	3.09%	1 Day SOFR(A)/ 3.630%	3.09%(A)	35	$(8)
1-Year Interest Rate Swap, 03/23/28	Put	JPM	03/19/27	4.27%	4.27%(T)	1 Day SOFR(T)/ 3.630%	430	(838)
2-Year Interest Rate Swap, 07/27/28	Put	CITI	07/23/26	3.93%	3.93%(A)	1 Day SOFR(A)/ 3.630%	260	(557)
2-Year Interest Rate Swap, 11/06/28	Put	BNP	11/04/26	3.49%	3.49%(A)	1 Day SOFR(A)/ 3.630%	190	(1,773)
2-Year Interest Rate Swap, 11/06/28	Put	BNP	11/04/26	3.69%	3.69%(A)	1 Day SOFR(A)/ 3.630%	190	(1,267)
5-Year Interest Rate Swap, 08/13/31	Put	CITI	08/11/26	3.69%	3.69%(A)	1 Day SOFR(A)/ 3.630%	35	(416)
CDX.NA.IG.46.V1, 06/20/31	Put	JPM	08/19/26	0.70%	1.00%(Q)	CDX.NA.IG.46.V1(Q)	300	(150)
Total Options Written (premiums received $1,845)								$(5,009)
Futures contracts outstanding at May 31, 2026:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
3	2 Year U.S. Treasury Notes	Sep. 2026	$619,688	$753
38	5 Year U.S. Treasury Notes	Sep. 2026	4,074,016	15,535
1	10 Year U.S. Treasury Notes	Sep. 2026	109,828	(48)
20	10 Year U.S. Ultra Treasury Notes	Sep. 2026	2,241,563	13,979
				30,219
Short Positions:
1	20 Year U.S. Treasury Bonds	Sep. 2026	112,219	186
2	30 Year U.S. Ultra Treasury Bonds	Sep. 2026	228,813	(2,237)
3	30 Year UMBS TBA – 3.0% Coupon	Jul. 2026	262,758	(5,617)
				(7,668)
				$22,551

PGIM Active Aggregate Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2026
Credit default swap agreements outstanding at May 31, 2026:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on corporate and/or sovereign issues - Buy Protection(1):
Republic of France	12/20/30	0.250%(Q)	75	$(424)	$(204)	$(220)	BARC

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at May 31, 2026(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Kingdom of Saudi Arabia	06/20/26	1.000%(Q)	10	0.172%	$25	$4	$21	CITI
Republic of France	12/20/26	0.250%(Q)	178	0.065%	275	151	124	BARC
Republic of France	12/20/30	0.250%(Q)	75	0.259%	8	(421)	429	BARC
Republic of Italy	06/20/26	—%(Q)	149	0.043%	(4)	(10)	6	BARC
					$304	$(276)	$580

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at May 31, 2026(4)	Value at Trade Date	Value at May 31, 2026	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Sell Protection(2):
CDX.NA.IG.46.V1	06/20/31	1.000%(Q)	3,005	0.507%	$50,291	$73,437	$23,146
The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

PGIM Active Aggregate Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2026
Interest rate swap agreements outstanding at May 31, 2026:
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at May 31, 2026	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
2,005	05/13/27	4.497%(A)	1 Day SOFR(2)(A)/ 3.630%	$236	$13,663	$13,427
1,250	05/13/29	4.253%(A)	1 Day SOFR(1)(A)/ 3.630%	(984)	(14,250)	(13,266)
70	06/01/31	3.886%(A)	1 Day SOFR(2)(A)/ 3.630%	—	—	—
70	05/11/54	1.350%(A)	1 Day SOFR(1)(A)/ 3.630%	29,701	33,576	3,875
95	06/01/56	4.132%(A)	1 Day SOFR(1)(A)/ 3.630%	—	—	—
				$28,953	$32,989	$4,036

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).